Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

(6) Long-Term Debt

(Dollars in Thousands)			At December 31,
Series	Type	Due	2014	2013
Puget Sound Energy:
7.350%	First Mortgage Bond	2015	$10,000	$10,000
7.360%	First Mortgage Bond	2015	2,000	2,000
5.197%	Senior Secured Note	2015	150,000	150,000
6.750%	Senior Secured Note	2016	250,000	250,000
5.500%	Promissory Note[1]	2017	2,412	2,412
6.740%	Senior Secured Note	2018	200,000	200,000
7.150%	First Mortgage Bond	2025	15,000	15,000
7.200%	First Mortgage Bond	2025	2,000	2,000
7.020%	Senior Secured Note	2027	300,000	300,000
7.000%	Senior Secured Note	2029	100,000	100,000
3.900%	Pollution Control Bond	2031	138,460	138,460
4.000%	Pollution Control Bond	2031	23,400	23,400
5.483%	Senior Secured Note	2035	250,000	250,000
6.724%	Senior Secured Note	2036	250,000	250,000
6.274%	Senior Secured Note	2037	300,000	300,000
5.757%	Senior Secured Note	2039	350,000	350,000
5.795%	Senior Secured Note	2040	325,000	325,000
5.764%	Senior Secured Note	2040	250,000	250,000
4.434%	Senior Secured Note	2041	250,000	250,000
5.638%	Senior Secured Note	2041	300,000	300,000
4.700%	Senior Secured Note	2051	45,000	45,000
6.974%	Junior Subordinated Note	2067	250,000	250,000
	Unamortized discount on senior notes		(13)	(14)

PSE long-term debt			$3,763,259	$3,763,258

Puget Energy:
	Fair value adjustment of PSE long-term debt		$(218,619)	$(229,746)
	Credit Facility	2017	—	299,000
	Term-Loan	2016	100,000	—
	Term-Loan	2017	100,000	—
	Term-Loan	2016	99,000	—
6.500%	Senior Secured Note	2020	450,000	450,000
6.000%	Senior Secured Note	2021	500,000	500,000
5.625%	Senior Secured Note	2022	450,000	450,000
	Unamortized discount on senior notes		(32)	(36)

Total Puget Energy long-term debt			$5,243,608	$5,232,476

[1]	Puget Western, Inc., a wholly owned subsidiary of PSE, Promissory Note.

PSE’s senior secured notes will cease to be secured by the pledged first mortgage bonds on the date that all of the first mortgage bonds issued and outstanding under the electric or natural gas utility mortgage indenture have been retired. As of December 31, 2014, the latest maturity date of the first mortgage bonds, other than pledged first mortgage bonds, is December 22, 2025.

Puget Sound Energy Long-Term Debt

PSE has in effect a shelf registration statement under which it may issue, from time to time, up to $800 million aggregate principal amount of senior notes secured by pledged first mortgage bonds. The Company remains subject to the restrictions of PSE’s indentures and credit agreements on the amount of first mortgage bonds that PSE may issue.

Substantially all utility properties owned by PSE are subject to the lien of the Company’s electric and natural gas mortgage indentures. To issue additional first mortgage bonds under these indentures, PSE’s earnings available for interest must exceed certain minimums as defined in the indentures. At December 31, 2014, the earnings available for interest exceeded the required amount.

Puget Sound Energy Pollution Control Bonds

PSE has two series of Pollution Control Bonds (the Bonds) outstanding. Amounts outstanding were borrowed from the City of Forsyth, Montana who obtained the funds from the sale of Customized Pollution Control Refunding Bonds issued to finance pollution control facilities at Colstrip Units 3 & 4.

In May 2013, PSE refinanced $161.9 million of the Bonds to a lower weighted average interest rate from 5.01% to 3.91%. The Bonds will mature on March 1, 2031. On or after March 1, 2023, the Company may elect to call the bonds at a redemption price of 100% of the principal amount thereof, without premium, plus accrued interest, if any, to the redemption date. Due to the refinance of the Bonds, Puget Energy wrote off $18.0 million of fair value related to the Bonds that were redeemed to interest expense.

Each series of the Bonds is collateralized by a pledge of PSE’s first mortgage bonds, the terms of which match those of the Bonds. No payment is due with respect to the related series of first mortgage bonds so long as payment is made on the Bonds.

Puget Energy Long-Term Debt

At the time of the merger in 2009, Puget Energy entered into a $1.225 billion five-year term-loan and a $1.0 billion five-year capital expenditure credit facility for funding capital expenditures. In February 2012, Puget Energy entered into a $1.0 billion five-year revolving senior secured credit facility and the 2009 term loan and capital expenditure facilities were terminated. Concurrent with the closing of the new PSE credit facilities in February 2013, the Company reduced the size of Puget Energy’s credit facility to $800.0 million. The Puget Energy revolving senior secured credit facility also has an accordion feature that, upon the banks’ approval, would increase the size of the facility to $1.3 billion. In April 2014, the Company completed an amendment to the senior secured credit facility, extending the maturity from February 2017 to April 2018, updating the fee structure, eliminating a financial covenant and updating or clarifying the definitions of other terms and conditions of the facility. All other terms and conditions of that facility remain unchanged from when it was committed in 2012. As a revolving facility, amounts borrowed may be repaid without a reduction in the size of the facility.

The Puget Energy revolving senior secured credit facility contains usual and customary affirmative and negative covenants. The agreement also contains a financial covenant based on the Maximum Leverage Ratio, as defined in the agreement governing the senior secured credit facility.

In June 2014, Puget Energy entered into three bilateral term loans, with two and three year maturities, which in total, equal $299 million. The proceeds of the term loans were used to pay off the outstanding Puget Energy revolving credit facility balance, which subsequently allows the Company to carry the debt with lower interest expense. All other terms, conditions and covenants are consistent with each other and the credit facility agreement, with the exception of maturity and price.

Long-Term Debt Maturities

The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Maturities of:
PSE long-term debt	$162,000	$250,000	$2,412	$200,000	$—	$3,148,860	$3,763,272
Puget Energy long-term debt	—	199,000	100,000	—	—	1,400,000	1,699,000

Puget Energy long-term debt	$162,000	$449,000	$102,412	$200,000	$—	$4,548,860	$5,462,272

Financial Covenants

Puget Energy’s credit facility contains a financial covenant related to maximum leverage. As of December 31, 2014, the Company is in compliance with its long-term debt financial covenants.